Condensed Consolidated Statements of Comprehensive Income (deficit) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Company's stockholders:
Net income attributable to Company's stockholders	$ 3,827	$ 4,672	$ 6,826
Cumulative translation adjustments	827	(267)	1,187
Available-for-sale securities
Gross balance as of the period/year end		1	(1)
Tax (expense) benefit	0
Unrealized gain (loss) - available-for-sale securities, net		1	(1)
Surplus (deficit) accrued pension plan
Gross balance as of the period/year end	136	(261)	183
Tax (expense) benefit	(44)	82	(63)
Surplus (deficit) accrued pension plan, net	92	(179)	120
Cash flow hedge
Gross balance as of the period	24	(145)	14
Tax (expense) benefit	(15)	5	(9)
Cash flow hedge, net	9	(140)	5
Total comprehensive income attributable to Company's stockholders	4,755	4,087	8,137
Noncontrolling interests:
Losses attributable to noncontrolling interests	(58)	(99)	(52)
Cumulative translation adjustments	14	73	(54)
Cash flow hedge			1
Total comprehensive deficit attributable to Noncontrolling interests	(44)	(26)	(105)
Total comprehensive income	$ 4,711	$ 4,061	$ 8,032